Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of comprehensive income - Parent Company [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest and fees income
Interest income on debt securities	¥ 621,472
Interest on deposits with banks	20,593	171
Total interest and fees income	642,065	171
Realized gains on sales of investments, net	2,889,427
Other gains, net	(22)	481,007
Total non-interest income	2,889,405	481,007
Operating expenses
Employee compensation and benefits	(620,748)	(580,464)
Other expenses	(3,388,044)	(90,221)
Total operating expenses	(4,008,792)	(670,685)
Income before income tax expense	(477,322)	(189,507)
Net losses	(477,322)	(189,507)
Other comprehensive (losses)/income
Foreign currency translation adjustment	23,937,221	(6,970,285)
Comprehensive (losses)/income	¥ 23,459,899	¥ (7,159,792)